Convertible Promissory Notes	3 Months Ended	12 Months Ended
	Mar. 31, 2021	Dec. 31, 2020
Debt Disclosure [Abstract]
Convertible Promissory Notes

5. Convertible Promissory Notes

On February 25, 2020, the Company entered into an agreement with Leonite Capital LLC, a Delaware limited liability company (“Leonite”), pursuant to which the Company issued to Leonite a secured convertible promissory note in the aggregate principal amount of $544,425 to be paid in tranches. As additional consideration for the purchase of the note, (I) the Company issued to Leonite 450,000 common shares, and (ii) the Company issued to Leonite a five-year warrant to purchase 900,000 common shares at an exercise price of $0.10 per share (subject to adjustment), which may be exercised on a cashless basis. Refer to note 14 for warrant valuation.

The note carries an original issue discount of $44,425 to cover Leonite’s legal fees, accounting fees, due diligence fees and/or other transactional costs incurred in connection with the purchase of the note. Therefore, the purchase price of the note was $500,000. On February 28, 2020, the Company recorded $198,715, $182,500 principal and $16,215 original issue discount. On September 1, 2020 the Company recorded an additional $310,322, $285,000 principal and $25,322 original issue discount. As of March 31, 2021, the Company has recorded $509,037, $467,500 principal and $41,537 original issue discount. Furthermore, the Company issued 450,000 shares of common stock valued at $123,390 and a debt-discount related to the warrants valued at $344,110. During the year ended December 31, 2020 Leonite converted $226,839 of convertible promissory note into 2,520,434 common shares at $0.09 per share. The original value of the convertible note converted was $182,565 as a result the Company recognized a loss of $44,274 on settlement of debt. During the three months ended March 31, 2021 Leonite converted its remaining outstanding principal and interest into common shares. Leonite received 4,092,431 common shares at $0.09 per share valued at $368,319. The original value of the convertible note converted including interest was $325,667. As a result the Company recognized a loss of $42,651 on settlement of debt. In connection with the settlement the Company expensed the remaining $148,027 of the original debt discount to interest expense. As of March 31, 2021 the convertible promissory note has been repaid in full.

The Company amortized $58,146 (2020 - $11,677) of financing costs related to the shares and warrants for the three months ended March 31, 2021. The remaining net balance of the note at March 31, 2021 is $0 (2020 - $12,715) comprised of principal of $0 (2020 - $183,538) and net of unamortized debt discount of $0 (2020 - $170,823).

The note bears interest at the rate of the greater of 10.2% per annum. Any amount of principal or interest on the note which is not paid by the maturity date shall bear interest at the rate at the lesser of 24% per annum or the maximum legal amount permitted by law (the “Default Interest”).

Beginning on March 18, 2020 and on the same day of each and every calendar month thereafter throughout the term of the note, the Company shall make monthly payments of interest only due under the note to Leonite at the Stated Rate as set forth above. The Company shall pay to Leonite on an accelerated basis any outstanding principal amount of the note, along with accrued, but unpaid interest, from: (a) net proceeds of any future financings by the Company, but not its subsidiaries, whether debt or equity, or any other financing proceeds, except any transaction having a specific use of proceeds requirement that such proceeds are to be used exclusively to purchase the assets or equity of an unaffiliated business and the proceeds are used accordingly; (ii) net proceeds from any sale of assets of the Company or any of its subsidiaries other than sales of assets in the ordinary course of business or receipt by the Company or any of its subsidiaries of any tax credits existing prior to the date of the note; and (iii) net proceeds from the sale of any assets outside of the ordinary course of business or securities in any subsidiary. During the three month ended March 31, 2021, the Company accrued interest of $5,654. During the year ended December 31, 2020 the Company accrued interest of $9,960 and made interest payment of $11,100. As of March 31, 2021 the Company has repaid all outstanding interest.

The note will mature 18 months from the issue date, or August 25, 2021, at which time the principal amount and all accrued and unpaid interest, if any, and other fees relating to the note, will be due and payable. Unless an event of default as set forth in the note has occurred, the Company has the right to prepay principal amount of, and any accrued and unpaid interest on, the note at any time prior to the maturity date at 100% of the principal amount plus any accrued and unpaid interest plus the lesser of (i) nine months of unaccrued interest or (ii) all unaccrued interest through the remainder of the term.

The note contains customary events of default, including in the event of (it) non-payment, (ii) a breach by the Company of its covenants under the securities purchase agreement or any other agreement entered into in connection with the securities purchase agreement, or a breach of any of representations or warranties under the note, or (iii) the bankruptcy of the Company. The note also contains a cross default provision, whereby a default by the Company of any covenant or other term or condition contained in any of the other financial instrument issued by the Company to Leonite or any other third party after the passage all applicable notice and cure or grace periods that results in a material adverse effect shall, at Leonite’s option, be considered a default under the note, in which event Leonite shall be entitled to apply all rights and remedies under the terms of the note.

Under the note, Leonite has the right at any time at its option to convert all or any part of the outstanding and unpaid principal amount and accrued and unpaid interest of the note into fully paid and non-assessable common shares of the Company. The number of common shares to be issued upon each conversion of the note shall be determined by dividing the conversion amount by the applicable conversion price then in effect. The conversion amount is the sum of: (i) the principal amount of the note to be converted plus (ii) at Leonite’s option, accrued and unpaid interest, plus (iii) at Leonite’s option, Default Interest, if any, plus (iv) Leonite’s expenses relating to a conversion, plus (v) at Leonite’s option, any amounts owed to Leonite. The conversion price shall be $0.09 per share (subject to adjustment as further described in the note for common share distributions and splits, certain fundamental transactions, and anti-dilution adjustments), provided that at any time after any event of default under the note, the conversion price shall immediately be equal to the lesser of (i) the fixed conversion price ($0.09); (ii) 60% of the lowest bid price during the twenty one consecutive trading day period immediately preceding the trading that the Company receives a Notice of Conversion or (iii) the discount to market based on subsequent financing.

Notwithstanding the foregoing, in no event shall Leonite be entitled to convert any portion of the note in excess of that portion of the note upon conversion of which the sum of (1) the number of common shares beneficially owned by Leonite and its affiliates (other than common shares which may be deemed beneficially owned through the ownership of the unconverted portion of the note or the unexercised or unconverted portion of any other security of the Company subject to a limitation on conversion or exercise analogous to the limitations contained in the note, and, if applicable, net of any shares that may be deemed to be owned by any person not affiliated with Leonite who has purchased a portion of the note from Leonite) and (2) the number of common shares issuable upon the conversion of the portion of the note with respect to which the determination of this proviso is being made, would result in beneficial ownership by Leonite and its affiliates of more than 4.99% of the outstanding common shares of the Company. Such limitations on conversion may be waived (up to a maximum of 9.99%) by Leonite upon, at its election, not less than 61 days’ prior notice to the Company, and the provisions of the conversion limitation shall continue to apply until such 61st day (or such later date, as determined by Leonite, as may be specified in such notice of waiver).

This note shall give Leonite a senior secured obligation of the Company, with first priority over all current and future indebtedness of the Company and any subsidiary.

Calculation of beneficial conversion feature

As of March 31, 2021, The Company allocated $509,037 as the proceeds from Leonite; $467,500 principal and $41,537 original issue discount. The Company allocated $123,390 to common shares and $242,100 to warrants calculated using the black-scholes model. The effective rate resulted in a beneficial conversion feature greater than the proceeds.

Allocated proceeds of Convertible Promissory Note	$509,037
Conversion Price	$0.09
Number of shares of Common Stock that would be issued upon conversion of Convertible Promissory Note	5,655,967

Conversion price	$0.098
FMV of Common Stock	$0.263
Per Share Intrinsic Value of Beneficial Conversion Feature	$0.165
Calculated Beneficial Conversion Feature	$933,646

In accordance to ASC 470-20-30, if the intrinsic value of the beneficial conversion feature is greater than the proceeds allocated to the convertible promissory note, the amount of the discount assigned to the beneficial conversion feature shall be limited to the amount of the proceeds allocated to the convertible promissory note. As such, the beneficial conversion feature of the convertible promissory note is equal to $467,500 with an excess of $466,146.

8. Convertible Promissory Notes

On February 25, 2020, the Company entered into an agreement with Leonite Capital LLC, a Delaware limited liability company (‘Leonite’), pursuant to which the Company issued to Leonite a secured convertible promissory note in the aggregate principal amount of $544,425 to be paid in tranches. As additional consideration for the purchase of the note, (i) the Company issued to Leonite 450,000 shares of common stock, and (ii) the Company issued to Leonite a five-year warrant to purchase 900,000 shares of common stock at an exercise price of $0.10 per share (subject to adjustment), which may be exercised on a cashless basis. Refer to note 22 for warrant valuation.

The note carries an original issue discount of $44,425 to cover Leonite’s legal fees, accounting fees, due diligence fees and/or other transactional costs incurred in connection with the purchase of the note. Therefore, the purchase price of the note was $500,000. On February 28, 2020, the Company recorded $198,715, $182,500 principal and $16,215 original issue discount. On September 1, 2020 the Company recorded an additional $310,322, $285,000 principal and $25,322 original issue discount. As of December 31, 2020, the Company has recorded $509,037, $467,500 principal and $41,537 original issue discount. Furthermore, the Company issued 450,000 shares of common stock valued at $123,390 and a debt discount related to the warrants valued at $344,110. During the year ended December 31, 2020 Leonite converted $226,839 of convertible promissory note into 2,520,434 shares of common stock at $0.09 per share. The original value of the convertible note converted was $182,565 as a result the Company recognized a loss of $44,274 on settlement of debt. The Company amortized $273,405 of financing costs related to the shares and warrants for the year ended December 31, 2020. The remaining net balance of the note at December 31, 2020 is $98,982 comprised of principal of $293,077 and net of unamortized debt discount of $194,095.

Subsequent to the year ended December 31, 2020 the Company issued 4,092,431 shares of common stock at $0.09 per share to Leonite to settle all outstanding principal and interest.

The note bears interest at the rate of the greater of 10.2% per annum. Any amount of principal or interest on the note which is not paid by the maturity date shall bear interest at the rate at the lesser of 24% per annum or the maximum legal amount permitted by law (the “Default Interest”).

Beginning on March 18, 2020 and on the same day of each and every calendar month thereafter throughout the term of the note, the Company shall make monthly payments of interest only due under the note to Leonite at the Stated Rate as set forth above. The Company shall pay to Leonite on an accelerated basis any outstanding principal amount of the note, along with accrued, but unpaid interest, from: (i) net proceeds of any future financings by the Company, but not its subsidiaries, whether debt or equity, or any other financing proceeds, except any transaction having a specific use of proceeds requirement that such proceeds are to be used exclusively to purchase the assets or equity of an unaffiliated business and the proceeds are used accordingly; (ii) net proceeds from any sale of assets of the Company or any of its subsidiaries other than sales of assets in the ordinary course of business or receipt by the Company or any of its subsidiaries of any tax credits existing prior to the date of the note; and (iii) net proceeds from the sale of any assets outside of the ordinary course of business or securities in any subsidiary. As of December 31, 2020, the Company has paid $11,100 in interest.

The note will mature 18 months from the issue date, or August 25, 2021, at which time the principal amount and all accrued and unpaid interest, if any, and other fees relating to the note, will be due and payable. Unless an event of default as set forth in the note has occurred, the Company has the right to prepay principal amount of, and any accrued and unpaid interest on, the note at any time prior to the maturity date at 100% of the principal amount plus any accrued and unpaid interest plus the lesser of (i) nine months of unaccrued interest or (ii) all unaccrued interest through the remainder of the term.

The note contains customary events of default, including in the event of (i) nonpayment, (ii) a breach by the Company of its covenants under the securities purchase agreement or any other agreement entered into in connection with the securities purchase agreement, or a breach of any of representations or warranties under the note, or (iii) the bankruptcy of the Company. The note also contains a cross-default provision, whereby a default by the Company of any covenant or other term or condition contained in any of the other financial instrument issued by the Company to Leonite or any other third party after the passage all applicable notice and cure or grace periods that results in a material adverse effect shall, at Leonite’s option, be considered a default under the note, in which event Leonite shall be entitled to apply all rights and remedies under the terms of the note.

Under the note, Leonite has the right at any time at its option to convert all or any part of the outstanding and unpaid principal amount and accrued and unpaid interest of the note into fully paid and non-assessable shares of common stock of the Company. The number of shares of common stock to be issued upon each conversion of the note shall be determined by dividing the conversion amount by the applicable conversion price then in effect. The conversion amount is the sum of: (i) the principal amount of the note to be converted plus (ii) at Leonite’s option, accrued and unpaid interest, plus (iii) at Leonite’s option, Default Interest, if any, plus (iv) Leonite’s expenses relating to a conversion, plus (v) at Leonite’s option, any amounts owed to Leonite. The conversion price shall be $0.09 per share (subject to adjustment as further described in the note for common share distributions and splits, certain fundamental transactions, and anti-dilution adjustments), provided that at any time after any event of default under the note, the conversion price shall immediately be equal to the lesser of (i) the fixed conversion price ($0.09); (ii) 60% of the lowest bid price during the 21 consecutive trading day period immediately preceding the trading that the Company receives a Notice of Conversion or (iii) the discount to market based on subsequent financing.

Notwithstanding the foregoing, in no event shall Leonite be entitled to convert any portion of the note in excess of that portion of the note upon conversion of which the sum of (1) the number of shares of common stock beneficially owned by Leonite and its affiliates (other than shares of common stock which may be deemed beneficially owned through the ownership of the unconverted portion of the note or the unexercised or unconverted portion of any other security of the Company subject to a limitation on conversion or exercise analogous to the limitations contained in the note, and, if applicable, net of any shares that may be deemed to be owned by any person not affiliated with Leonite who has purchased a portion of the note from Leonite) and (2) the number of shares of common stock issuable upon the conversion of the portion of the note with respect to which the determination of this proviso is being made, would result in beneficial ownership by Leonite and its affiliates of more than 4.99% of the outstanding shares of common stock of the Company. Such limitations on conversion may be waived (up to a maximum of 9.99%) by Leonite upon, at its election, not less than 61 days’ prior notice to the Company, and the provisions of the conversion limitation shall continue to apply until such 61st day (or such later date, as determined by Leonite, as may be specified in such notice of waiver).

This note shall give Leonite a senior secured obligation of the Company, with first priority over all current and future indebtedness of the Company and any subsidiary.

Calculation of Beneficial Conversion Feature

As of December 31, 2020, The Company allocated $509,037 as the proceeds from Leonite; $467,500 principal and $41,537 original issue discount. The Company allocated $123,390 to shares of common stock and $242,100 to warrants calculated using the Black-Scholes model. The effective rate resulted in a beneficial conversion feature greater than the proceeds.

Allocated proceeds of Convertible Promissory Note	$509,037
Conversion Price	$0.09
Number of shares of common stock that would be issued upon conversion of Convertible Promissory Note	5,655,967

Conversion price	$0.098
FMV of common stock	$0.263
Per Share Intrinsic Value of Beneficial Conversion Feature	$0.165
Calculated Beneficial Conversion Feature	$933,646

In accordance with ASC 470-20-30, if the intrinsic value of the beneficial conversion feature is greater than the proceeds allocated to the convertible promissory note, the amount of the discount assigned to the beneficial conversion feature shall be limited to the amount of the proceeds allocated to the convertible promissory note. As such, the beneficial conversion feature of the convertible promissory note is equal to $467,500 with an excess of $466,146.